Cover	Sep. 15, 2020
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 15, 2020
Entity File Number	001-35588
Entity Registrant Name	Franchise Group, Inc.
Entity Central Index Key	0001528930
Entity Tax Identification Number	27-3561876
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2387 Liberty Way
Entity Address, City or Town	Virginia Beach
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23456
City Area Code	757
Local Phone Number	493-8855
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	FRG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	1716 Corporate Landing Parkway
Entity Address, City or Town	Virginia Beach
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23454